Cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Reconciliation of Net Cash Flow to Movement in Net Debt

Net financial liabilities reconciliation:

	Debt
	securities		Lease		Derivative
	issued	Loans	liabilities	Total	Assets, net	Total
Balance at 1 January 2023	(31,534,111)	(52,169,081)	(5,034,193)	(88,737,385)	3,100,189	(85,637,196)
Cash inflows	(7,824,254)	(62,689,793)	-	(70,514,047)	7,749,663	(62,764,384)
Cash outflows	7,367,659	59,288,115	4,121,990	70,777,764	(4,756,730)	66,021,034
Other non-cash movements	(15,440,923)	(22,663,080)	(5,561,514)	(43,665,517)	5,293,962	(48,959,479)
Transfer to asset held for sale	-	2,744,051	1,780,352	4,524,403	-	4,524,403
Inflation adjustment	15,563,673	25,701,123	2,265,777	43,530,573	891,235	44,421,808
Balance at 31 December 2023	(31,867,956)	(49,788,665)	(2,427,588)	(84,084,209)	1,690,395	(82,393,814)

	Debt
	securities		Lease		Derivative
	issued	Loans	liabilities	Total	Assets, net	Total
Balance at 1 January 2022	(36,292,848)	(55,389,833)	(7,865,357)	(99,548,038)	5,575,149	(93,972,889)
Cash inflows	(4,472,292)	(53,139,280)	-	(57,611,572)	5,961,522	(51,650,050)
Cash outflows	5,489,265	47,130,897	4,310,581	56,930,743	(5,264,741)	51,666,002
Other non-cash movements	(12,025,739)	(15,506,487)	(4,597,576)	(32,129,802)	(2,536,649)	(34,666,452)
Inflation adjustment	15,767,503	24,735,622	3,118,159	43,621,284	(635,092)	42,986,192
Balance at 31 December 2022	(31,534,111)	(52,169,081)	(5,034,193)	(88,737,385)	3,100,189	(85,637,196)